Note 3 - Acquisitions (Detail) - Purchase price allocation of 70% acquisition of "CFO East Win" by CFO Software : (USD $)		0 Months Ended			12 Months Ended
	Jun. 30, 2012	Jun. 30, 2012 Acquisition of 70% Interest in "CFO East Win" By CFO Software [Member] Securities Consulting License [Member]	Jun. 30, 2012 Acquisition of 70% Interest in "CFO East Win" By CFO Software [Member] Completed Technology [Member]	Jun. 30, 2012 Acquisition of 70% Interest in "CFO East Win" By CFO Software [Member]	Dec. 31, 2012 Completed Technology [Member]
Purchase price allocation:
Cash and cash equivalents				$ 14,073
Prepaid expenses and current assets				215,868
Accounts receivable				949
Property and equipment, net				625,258
Rental deposit				8,998
Acquired intangible assets:
Amount		2,065,168	66,465
Useful Life		15 years	5 years		5 years
Total assets acquired				2,996,779
Accounts payable				(137,665)
Accrued expenses and other current liabilities				(1,608,027)
Income tax payable				(30,780)
Deferred tax liabilities				(532,908)
Noncontrolling interest				(871,960)
Total net assets				(184,561)
Goodwill				3,033,068
Total	$ 2,848,507			$ 2,848,507